UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2686
RIVERSOURCE TAX-EXEMPT SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 11/30
Date of reporting period: 08/31

Portfolio of Investments
RiverSource Intermediate Tax-Exempt Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.2%)

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Alabama (0.3%)
Alabama Special Care Facilities Financing Authority
Revenue Bonds
Series 2008A-1
06-01-12	5.00%	$250,000	$268,585

Arizona (2.8%)
Arizona Health Facilities Authority
Revenue Bonds
Phoenix Children’s Hospital
Series 2007B
02-02-15	1.24	500,000 (g)	434,250
Queen Creek Improvement District #1
Special Assessment Bonds
Series 2006
01-01-14	5.00	500,000	496,320
01-01-18	5.00	500,000	474,140
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01-01-22	5.00	1,000,000	1,110,940

Total			2,515,650

California (6.9%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.75	395,000	398,820
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.50	390,000	382,680
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2007D (FGIC) A.M.T.
08-01-17	4.35	500,000	466,645
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	500,000	528,405

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
City of Long Beach
Refunding Revenue Bonds
Series 2005A (National) A.M.T.
05-15-20	5.00	1,000,000	1,004,210
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-16	5.00	375,000	376,279
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	1,000,000	996,780
County of Sacramento
Revenue Bonds
Series 2009B
07-01-24	5.00	1,000,000	1,004,899
State of California
Unlimited General Obligation
Various Purpose
Series 2009
04-01-22	5.25	1,000,000	1,059,020

Total			6,217,738

Colorado (2.1%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.80	500,000	375,425
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran Health Facilities
Series 2005
06-01-23	5.25	500,000	487,535
North Range Metropolitan District #1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12-15-15	5.00	365,000	321,539
12-15-17	5.00	350,000	294,746
North Range Metropolitan District #2
Limited Tax General Obligation Bonds
Series 2007
12-15-14	5.50	555,000	458,607

Total			1,937,852

District of Columbia (2.0%)
District of Columbia Water & Sewer Authority
Revenue Bonds
Series 2009A
10-01-24	5.00	1,000,000	1,057,930
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.75	750,000	730,718

Total			1,788,648

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Florida (1.7%)
Harbor Bay Community Development District
Special Assessment Bonds
Series 2001B
05-01-10	6.35	120,000	94,891
Palm Beach County Health Facilities Authority
Revenue Bonds
Waterford Project
Series 2007
11-15-10	4.65	400,000	401,976
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11-01-10	5.50	170,000	153,951
Village Center Community Development District Recreational
Revenue Bonds
Sub Series 2003B
01-01-18	6.35	1,000,000	916,800

Total			1,567,618

Georgia (4.1%)
Appling County Development Authority
Revenue Bonds
Georgia Power Company Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.40	500,000	516,250
Gwinnett County Water & Sewer Authority
Revenue Bonds
Series 2008
08-01-19	5.00	1,000,000	1,161,550
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12-01-17	5.00	1,750,000	2,058,700

Total			3,736,500

Illinois (0.5%)
Illinois Finance Authority
Revenue Bonds
Sedgebrook Incorporated Facility
Series 2007A
11-15-12	5.50	500,000	486,810

Indiana (0.3%)
Purdue University
Revenue Bonds
Student Facilities System
Series 2009A
07-01-21	5.00	200,000	224,888

Iowa (1.5%)
Coralville
Tax Allocation Bonds
Tax Increment
Series 2007C
06-01-17	5.00	730,000	747,849
Iowa Finance Authority
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08-01-20	5.25	500,000	576,315

Total			1,324,164

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Kansas (1.2%)
City of Olathe
Special Obligation Tax Allocation Bonds
West Village Center Project
Series 2007
03-01-10	5.00	100,000	99,611
City of Salina
Improvement Refunding Revenue Bonds
Salina Regional Health
Series 2006
10-01-22	5.00	500,000	495,245
University of Kansas Hospital Authority
Refunding & Improvement Revenue Bonds
Kansas University Health System
Series 2006
09-01-23	5.00	500,000	506,775

Total			1,101,631

Louisiana (0.6%)
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.00	500,000	499,395

Maryland (1.3%)
State of Maryland
Unlimited General Obligation Bonds
State & Local Facilities Loan
2nd Series 2008
07-15-18	5.00	1,000,000	1,176,120

Massachusetts (5.7%)
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (National/FGIC)
11-01-14	5.50	2,000,000	2,337,960
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-19	5.25	1,000,000	1,181,800
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.00	500,000	548,970
Massachusetts State Water Pollution Abatement
Revenue Bonds State Revolving Fund
Series 2009-14
08-01-24	5.00	1,000,000	1,116,570

Total			5,185,300

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Michigan (3.0%)
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2001
10-01-20	5.00	1,500,000	1,578,765
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
12-01-28	5.50	465,000	469,631
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan
Series 2005 (National) A.M.T.
12-01-19	4.75	750,000	685,215

Total			2,733,611

Minnesota (8.5%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-18	6.00	1,000,000	1,115,149
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.50	750,000	765,713
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008
10-01-18	4.00	225,000	227,993
Osseo Independent School District #279
Unlimited General Obligation Bonds
School Building
Series 2000A
(School District Credit Enhancement Program)
02-01-14	5.75	1,000,000	1,043,850
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (National)
11-15-22	5.00	1,025,000	1,027,665
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.25	500,000	467,910
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08-01-19	5.00	500,000	586,715
State of Minnesota
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2009F
08-01-21	5.00	2,000,000	2,341,099

Total			7,576,094

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Missouri (5.0%)
City of Kansas City
Tax Allocation Revenue Bonds
Kansas City MainCor Project
Series 2007A
03-01-12	5.00	410,000	397,298
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
IATAN 2 Project
Series 2009A
01-01-17	4.50	1,000,000	1,061,480
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-18	5.25	1,000,000	1,183,080
Missouri State Highways & Transit Commission
Revenue Bonds
2nd Lien
Series 2007
05-01-17	5.00	1,000,000	1,158,580
St. Louis Industrial Development Authority
Revenue Bonds
Friendship Village of West County
Series 2007A
09-01-10	5.00	700,000	705,894

Total			4,506,332

Nebraska (3.0%)
Douglas County School District #10
Unlimited General Obligation Bonds
Elkhorn Public Schools
Series 2009
06-15-19	5.38	500,000	537,930
Municipal Energy Agency
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-21	5.00	750,000	836,572
Nebraska Public Power District
Revenue Bonds
Series 2008B
01-01-20	5.00	570,000	619,288
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-23	5.00	700,000	759,437

Total			2,753,227

New Hampshire (0.3%)
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Company of New Hampshire Project
Series 2006B (National) A.M.T.
05-01-21	4.75	250,000	227,753

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
New Jersey (3.7%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.63	1,000,000	984,610
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
South Jersey Hospital
Series 2006
07-01-20	5.00	1,050,000	1,066,317
State of New Jersey
Certification of Participation
Equipment Lease Purchase Agreement
Series 2008A
06-15-23	5.00	1,000,000	1,031,500
Tobacco Settlement Financing Corporation
Prerefunded Revenue Bonds
Series 2003
06-01-41	7.00	225,000	269,316

Total			3,351,743

New York (9.3%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.30	710,000	755,021
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.00	500,000	492,795
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.50	500,000	493,745
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (National)
03-15-15	4.10	1,160,000	1,162,761
New York State Thruway Authority
Revenue Bonds
Series 2007H (National/FGIC)
01-01-23	5.00	1,500,000	1,599,855
New York State Urban Development Corporation
Revenue Bonds
Series 2002C
01-01-11	5.00	1,375,000	1,448,398
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 138th
Series 2004 (National/FGIC) A.M.T.
12-01-12	5.00	785,000	846,708
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	250,000 (d)	215,918

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2003A-1
06-01-19	5.50	1,250,000	1,329,338

Total			8,344,539

North Carolina (7.0%)
Cape Fear Public Utility Authority
Revenue Bonds
Series 2008
08-01-20	5.00	800,000	903,832
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.00	1,250,000	1,365,525
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2003A
01-01-10	5.50	1,000,000	1,012,210
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006A-26 A.M.T.
01-01-38	5.50	210,000	212,474
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A
01-01-11	5.50	510,000	535,500
01-01-12	5.50	1,000,000	1,074,390
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2005B
04-01-17	5.00	1,000,000	1,170,050

Total			6,273,981

North Dakota (0.8%)
Ward County
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.25	750,000	739,223

Ohio (2.8%)
County of Cuyahoga
Refunding Revenue Bonds
Series 2003A
01-01-11	5.50	2,000,000	2,105,179
County of Miami
Refunding & Improvement Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-21	5.25	500,000	460,825

Total			2,566,004

Oklahoma (1.5%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facility Project
Series 2009A
03-01-15	5.00	1,260,000	1,352,509

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Oregon (1.2%)
Oregon State Department of Administrative Services
Revenue Bonds
Series 2009A
04-01-24	5.25	1,000,000	1,110,860

Puerto Rico (0.5%)
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-19	5.00	500,000 (f)	491,210

South Carolina (0.2%)
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.00	165,000	173,786

Texas (8.9%)
City of Arlington
Revenue Bonds
Series 2009
06-01-19	4.00	955,000	996,447
Conroe Independent School District
Unlimited General Obligation
Series 2009A
02-15-25	5.25	1,135,000	1,225,686
Dallas County Community College District
Limited General Obligation Bonds
Series 2009
02-15-20	5.00	750,000	853,485
Dripping Springs Independent School District
Unlimited General Obligation Bonds
Series 2008
(Permanent School Fund Guarantee)
02-15-26	5.00	1,000,000	1,069,890
Lewisville Independent School District
Unlimited General Obligation Bonds
School Building
Series 2009
08-15-21	5.00	1,000,000	1,100,980
Spring Independent School District
Unlimited General Obligation Bonds
Series 2009
(Permanent School Fund Guarantee)
08-15-21	5.00	750,000	836,633
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Bonds
Buckner Retirement Services Incorporated Project
Series 2007
11-15-11	5.00	750,000	760,103
University of Houston
Refunding Revenue Bonds
Series 2009
02-15-21	5.00	1,000,000	1,103,830

Total			7,947,054

Name of issuer and	Coupon	Principal
title of issue(b,c)	rate	amount	Value(a)
Utah (1.2%)
State of Utah
Unlimited General Obligation
Series 2009A
07-01-23	5.00	1,000,000	1,119,130

Virginia (3.7%)
State of Virginia Resources Authority
Revenue Bonds
Clean Water State Revolving Fund
Series 2008
10-01-19	5.00	1,000,000	1,158,390
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2005
06-01-26	5.50	500,000	558,830
Virginia College Building Authority
Revenue Bonds
Public Higher Education Financing Program
Series 2009A
09-01-24	5.00	1,000,000	1,091,310
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-22	5.00	500,000	567,110

Total			3,375,640

Washington (4.4%)
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.00	1,000,000	1,077,780
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. # 2007-1
Series 2008
08-01-11	5.00	1,000,000	994,500
State of Washington
Unlimited General Obligation Bonds
Series 2007A
07-01-21	5.00	700,000	772,877
State of Washington
Unlimited General Obligation Bonds
Series 2008D
01-01-20	5.00	1,000,000	1,124,480

Total			3,969,637

Wisconsin (1.2%)
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-22	5.00	1,000,000	1,098,820

Total Municipal Bonds (Cost: $85,628,056)			$87,742,052

Municipal Notes (1.8%)

		Amount
	Effective	payable at
Issuer(b,c,e)	yield	maturity	Value(a)
Illinois (0.4%)
Illinois Finance Authority
Revenue Bonds
University of Chicago Medical Center
V.R.D.N. Series 2009E1 (JP Morgan Chase Bank)
08-01-43	0.13%	$400,000	$400,000

Minnesota (1.4%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M2 (Harris)
10-01-20	0.20	1,200,000	1,200,000

Total Municipal Notes (Cost: $1,600,000)			$1,600,000

Money Market Fund (0.2%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	$190,010	$190,010

Total Money Market Fund (Cost: $190,010)		$190,010

Total Investments in Securities (Cost: $87,418,066)(h)		$89,532,062

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Aug. 31, 2009, the value of securities subject to alternative minimum tax represented 7.0% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $215,918 or 0.2% of net assets.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(f)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.5% of net assets at Aug. 31, 2009.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(h)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $87,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,415,000
Unrealized depreciation	(1,301,000)

Net unrealized appreciation	$2,114,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
In the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Bonds
Municipal Bonds	$—	$87,742,052	$—	$87,742,052

Total Bonds	—	87,742,052	—	87,742,052

Other
Municipal Notes	—	1,600,000	—	1,600,000
Money Market Fund(a)	190,010	—	—	190,010

Total Other	190,010	1,600,000	—	1,790,010

Total	$190,010	$89,342,052	$—	$89,532,062

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

Portfolio of Investments
RiverSource Tax-Exempt Bond Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (98.2%)

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Alabama (0.4%)
City of Birmingham
Unlimited General Obligation Refunding Warrants
Series 2003A (AMBAC)
06-01-13	5.25%	$1,755,000		$1,945,260
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.25	1,500,000		990,000

Total				2,935,260

Arizona (2.2%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.38	7,500,000		7,455,975
Arizona Health Facilities Authority
Revenue Bonds
Phoenix Children’s Hospital
Series 2007B
02-02-15	1.24	2,000,000	(h)	1,737,000
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
07-01-23	5.38	2,500,000		2,488,950
Queen Creek Improvement District #1
Special Assessment Bonds
Series 2006
01-01-19	5.00	755,000		707,737
01-01-20	5.00	580,000		537,451
01-01-21	5.00	1,000,000		915,450
University Medical Center
Revenue Bonds
Series 2009
07-01-39	6.50	1,000,000		1,029,890

Total				14,872,453

Arkansas (0.2%)
Arkansas Development Finance Authority
Revenue Bonds
Mortgage-backed Securities Program
Series 2003A (GNMA/FNMA)
07-01-34	4.90	1,200,000		1,231,248

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
California (15.4%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (National)
02-01-33	4.75	1,655,000	1,629,645
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.00	1,000,000	892,200
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2004G
07-01-23	5.25	2,000,000	1,972,780
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 1997B (National)
08-01-27	5.13	3,000,000	2,671,740
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.25	1,000,000	903,060
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.25	500,000	547,835
10-01-38	6.50	1,000,000	1,084,820
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A
08-15-30	5.00	2,500,000	2,322,075
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	1,400,000	1,479,534
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06-01-14	5.50	7,275,000	7,862,238
California State University
Revenue Bonds
Systemwide
Series 2009A
11-01-29	5.25	3,000,000	3,086,850
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.25	2,500,000	2,095,800

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.25	3,500,000		3,216,604
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-28	5.50	2,000,000		1,999,940
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-18	4.65	1,000,000	(b)	649,780
City & County of San Francisco
Unlimited General Obligation Bonds
Neighborhood Recreation & Park
Series 2004A (National)
06-15-23	5.00	4,795,000		5,049,087
Fairfield-Suisun Unified School District
Unlimited General Obligation Bonds
Election of 2002
Series 2004 (National)
08-01-28	5.50	3,000,000		3,128,189
Fremont Union High School District/Santa Clara County
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.75	1,075,000		1,066,508
Golden State Tobacco Securitization Corporation
Prerefunded Revenue Bonds
Series 2003A-1
06-01-39	6.75	750,000		883,028
06-01-40	6.63	900,000		1,055,574
Golden State Tobacco Securitization Corporation
Revenue Bonds
Series 2003A-1
06-01-33	6.25	780,000		870,496
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,250,000		1,258,700
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-24	5.00	1,900,000		1,994,734
07-01-29	5.00	1,200,000		1,219,500
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.25	1,500,000		1,589,700
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	1,500,000		1,523,820

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
San Francisco City & County Redevelopment Financing Authority
Tax Allocation Bonds
Mission Bay South Redevelopment Agency
Series 2009D
08-01-31	6.50	500,000	(i)	501,050
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.00	5,000,000		5,006,451
State of California
Prerefunded Unlimited General Obligation Bonds
Series 2002
04-01-32	5.25	4,910,000		5,411,655
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.00	1,150,000		1,180,107
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.00	5,000,000		4,809,000
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
06-01-35	4.75	7,500,000		6,796,575
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06-01-37	5.00	1,235,000		1,171,064
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.75	12,000,000		12,538,680
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.30	2,000		2,016
Sweetwater Union High School District
Certificate of Participation
Series 2002 (FSA)
09-01-21	5.00	3,255,000		3,399,229
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.75	3,405,000		3,326,208
University of California
Revenue Bonds
Series 2009O
05-15-39	5.25	2,300,000		2,388,435
West Covina Redevelopment Agency
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09-01-17	6.00	5,000,000		5,706,750

Total				104,291,457

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Colorado (2.4%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-22	4.95	1,000,000	644,910
12-01-26	5.00	500,000	294,415
City of Aurora
Refunding Revenue Bonds
1st Lien
Series 2008A
08-01-33	5.00	2,000,000	2,015,660
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran Health Facilities
Series 2005
06-01-23	5.25	500,000	487,535
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.13	2,750,000	2,771,615
Colorado State Board of Governors
Revenue Bonds
Series 2009A
03-01-34	5.00	1,600,000	1,626,624
County of Broomfield
Certificate of Participation
Open Space Park & Recreation Facilities
Series 2000 (AMBAC)
12-01-20	5.50	1,000,000	1,036,140
North Range Metropolitan District #1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.25	1,870,000	2,109,397
North Range Metropolitan District #2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.50	735,000	440,353
12-15-37	5.50	820,000	446,572
University of Colorado
Prerefunded Certificate of Participation
Master Lease Purchase Agreement
Series 2003A (AMBAC)
06-01-23	5.00	3,700,000	4,173,304

Total			16,046,525

Connecticut (1.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008-Z3
07-01-42	5.05	7,150,000	7,422,987

District of Columbia (0.2%)
District of Columbia Water & Sewer Authority
Refunding Revenue Bonds
Sub Lien
Series 2008A (Assured Guaranty)
10-01-29	5.00	1,515,000	1,565,207

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Florida (2.9%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First Incorporated Project
Series 2005
04-01-34	5.00	6,435,000		5,204,049
Broward County School Board
Certificate of Participation
Series 2003 (National)
07-01-24	5.00	3,000,000		3,036,300
Florida Municipal Loan Council
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 2000A (National)
04-01-20	6.02	4,360,000	(b)	2,593,241
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.00	1,380,000		1,468,624
06-01-27	5.00	1,450,000		1,532,418
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.00	1,400,000		1,471,344
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2002B
11-15-23	5.25	1,000,000		1,118,410
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.25	50,000	(h)	58,761
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-32	5.13	105,000		122,540
Highlands County Health Facilities Authority
Unrefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-32	5.13	2,895,000	(h)	2,699,588
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.00	500,000		479,105

Total				19,784,380

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Georgia (3.4%)
Appling County Development Authority
Revenue Bonds
Georgia Power Company Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.40	3,500,000		3,613,750
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (National)
08-01-25	5.20	2,665,000		2,892,404
City of Atlanta
Revenue Bonds
Series 2001A (National)
11-01-39	5.00	2,050,000		1,848,362
County of Fulton
Revenue Bonds
Series 1992 Escrowed to Maturity (FGIC)
01-01-14	6.38	3,125,000		3,449,969
Gwinnett County School District
Unlimited General Obligation Bonds
Series 2008
02-01-36	5.00	7,610,000		7,955,266
State of Georgia
Unlimited General Obligation Bonds
Series 2009B
01-01-26	5.00	2,500,000		2,756,475

Total				22,516,226

Illinois (10.6%)
Cook & Will Counties Township High School District #206
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1992C Escrowed to Maturity (AMBAC)
12-01-10	6.55	2,605,000	(b)	2,568,556
Cook County Community Consolidated School
District #21 – Wheeling
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2000 Escrowed to Maturity (FSA)
12-01-19	6.03	3,140,000	(b)	2,134,384
Cook County School District #170
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1992C Escrowed to Maturity (AMBAC)
12-01-09	6.50	2,155,000	(b)	2,150,927
12-01-10	6.55	2,155,000	(b)	2,125,196
County of Jefferson
Unlimited General Obligation Bonds
Jail & Administration Office Center Project
Series 2003A (National/FGIC)
01-15-24	5.25	2,420,000		2,712,118
Illinois Educational Facilities Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
10-01-22	5.63	2,500,000		2,478,200

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Illinois Educational Facilities Authority
Revenue Bonds
University of Chicago
Series 2003A
07-01-25	5.25	6,770,000		7,095,839
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	1,450,000		1,463,717
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
Series 2008A
07-01-33	5.38	1,000,000		1,010,080
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.75	3,000,000		3,198,930
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.25	1,000,000		1,009,650
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.63	2,150,000		2,193,538
Illinois Finance Authority
Revenue Bonds
Sedgebrook Incorporated Facility
Series 2007A
11-15-12	5.50	500,000		486,810
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.88	10,700,000		10,764,520
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990 Escrowed to Maturity
04-15-20	7.75	13,745,000	(b)	8,882,156
Lake County Community High School
District #127 - Grayslake
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2002B (National/FGIC)
02-01-16	5.32	4,000,000	(b)	3,233,880
Metropolitan Pier & Exposition Authority
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A Escrowed to Maturity (FGIC)
06-15-21	6.54	1,870,000	(b)	1,160,653

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (National)
06-15-42	5.25	4,000,000		4,024,200
Metropolitan Pier & Exposition Authority
Unrefunded Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A (National/FGIC)
06-15-10	6.65	240,000	(b)	236,124
Southern Illinois University
Revenue Bonds
Capital Appreciation
Housing & Auxiliary
Zero Coupon
Series 1999A (National)
04-01-26	5.55	4,000,000	(b)	1,608,400
St. Clair County Public Building Commission
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1997B (National/FGIC)
12-01-14	5.95	2,000,000	(b)	1,643,040
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (FSA)
05-01-26	5.25	8,500,000		8,692,610

Total				70,873,528

Indiana (1.2%)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.38	1,000,000		1,001,710
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.75	1,000,000		999,910
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.00	2,000,000		2,127,080
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.00	1,050,000		916,325
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Clarian Health Obligation
Series 2006A
02-15-36	5.00	625,000		537,456

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Indiana Transportation Finance Authority
Prerefunded Revenue Bonds
Series 1990A
06-01-15	7.25	1,475,000		1,584,637
Vigo County Hospital Authority
Revenue Bonds
Union Hospital Incorporated
Series 2007
09-01-37	5.70	1,050,000		767,172

Total				7,934,290

Iowa (0.3%)
City of Coralville
Tax Allocation Bonds
Tax Increment
Series 2007C
06-01-39	5.13	2,425,000		1,988,258

Kansas (0.3%)
University of Kansas Hospital Authority
Refunding & Improvement Revenue Bonds
Kansas University Health System
Series 2006
09-01-23	5.00	705,000		714,553
09-01-25	5.00	1,325,000		1,335,110

Total				2,049,663

Kentucky (1.4%)
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare System
Series 2009A
08-15-24	5.38	1,000,000		1,063,890
08-15-27	5.63	1,000,000		1,061,700
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Sub Series 2008A-1 (Assured Guaranty)
12-01-33	6.00	800,000		844,456
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.75	6,000,000		6,091,560

Total				9,061,606

Louisiana (4.4%)
City of New Orleans
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 1991 (AMBAC)
09-01-12	6.63	6,250,000	(b)	5,337,000
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.00	1,500,000		1,498,185

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
New Orleans Home Mortgage Authority
Special Obligation Refunding Bonds
Series 1992 Escrowed to Maturity
01-15-11	6.25	8,585,000	9,130,148
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2001B
05-15-30	5.50	7,400,000	7,446,176
05-15-39	5.88	6,540,000	5,847,610

Total			29,259,119

Maryland (0.2%)
Maryland Economic Development Corporation
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.75	400,000	387,384
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.75	875,000	826,683

Total			1,214,067

Massachusetts (4.6%)
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-22	5.25	2,500,000	2,918,800
08-01-28	5.25	2,000,000	2,314,960
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (National/FGIC)
01-01-27	5.50	1,500,000	1,635,480
01-01-28	5.50	1,500,000	1,626,960
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005A
07-01-31	5.00	2,000,000	2,187,900
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.00	675,000	722,905
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2002FF
07-15-37	5.13	2,200,000	2,241,998
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-36	5.50	4,000,000	4,403,000
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.00	3,000,000	3,293,820

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-37	5.00	2,200,000	1,623,270
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08-15-32	4.75	1,240,000	1,256,368
Massachusetts State Water Pollution Abatement
Prerefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.00	3,430,000	3,940,007
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.00	570,000	586,473
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (National)
08-01-22	5.00	2,000,000	2,179,100

Total			30,931,041

Michigan (2.0%)
City of Detroit
Revenue Bonds
Sr Lien
Series 2003A (National)
07-01-21	5.00	1,350,000	1,330,952
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2001
10-01-19	5.25	2,000,000	2,103,760
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2002
10-01-22	5.00	2,350,000	2,480,284
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (FSA)
06-01-19	5.00	1,500,000	1,590,435
Oakland Schools Intermediate School District
Limited General Obligation Bonds
School Building & Site
Series 2007 (FSA)
05-01-36	5.00	2,500,000	2,536,400
Summit Academy North
Prerefunded Certificate of Participation
Series 2001
07-01-21	7.13	1,615,000	1,699,788

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Troy City School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (National) (Qualified School Board Loan Fund)
05-01-24	5.00	1,600,000	1,688,224

Total			13,429,843

Minnesota (2.7%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-23	6.38	1,000,000	1,094,190
11-15-32	6.75	1,000,000	1,092,260
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.50	6,700,000	6,840,364
07-01-30	5.75	800,000	808,760
Duluth Independent School District #709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.75	1,000,000	1,037,650
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Mortgage-backed City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.45	3,332,208	3,406,650
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-21	5.25	1,070,000	1,027,414
05-15-22	5.25	1,185,000	1,125,844
05-15-26	5.25	1,000,000	907,730
05-15-36	5.25	750,000	639,368

Total			17,980,230

Mississippi (0.5%)
Mississippi Home Corporation
Revenue Bonds
Series 2007E-1 (GNMA/FNMA/FHLMC)
12-01-37	5.85	2,850,000	3,029,180

Missouri (2.9%)
Cape Girardeau County Industrial Development Authority
Revenue Bonds
St. Francis Medial Center
Series 2009
06-01-39	5.75	350,000	354,918
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.63	1,050,000	1,079,264
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.38	1,700,000	1,567,961

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (National)
01-01-20	5.00	2,000,000	1,971,340
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11-15-29	5.25	2,525,000	2,487,705
11-15-33	5.50	1,500,000	1,493,895
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-39	5.38	10,000,000	10,753,900

Total			19,708,983

Nebraska (1.8%)
Douglas County Hospital Authority #2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08-15-31	6.13	2,250,000	2,329,313
Douglas County School District #10
Unlimited General Obligation Bonds
Elkhorn Public Schools
Series 2009
06-15-28	6.00	500,000	533,465
Madison County Hospital Authority #1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.00	3,500,000	3,379,320
Municipal Energy Agency
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-39	5.38	3,000,000	3,180,810
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.75	2,200,000	2,217,644
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-39	5.25	350,000	360,385

Total			12,000,937

Nevada (1.7%)
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.25	6,500,000	6,655,025

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (FSA)
06-01-24	5.00	1,000,000	1,021,750
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (FSA)
07-01-32	4.75	3,775,000	3,672,169

Total			11,348,944

New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.00	2,000,000	2,020,720

New Jersey (1.5%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.63	4,950,000	4,873,819
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
AtlantiCare Regional Medical Center
Series 2007
07-01-22	5.00	825,000	832,928
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
South Jersey Hospital
Series 2006
07-01-18	5.00	1,925,000	1,980,960
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2002
06-01-37	6.00	2,175,000	2,455,075

Total			10,142,782

New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.38	2,165,000	2,323,803

New York (7.0%)
City of New York
Unlimited General Obligation Bonds
Series 2004E (FSA)
11-01-22	5.00	2,600,000	2,742,480
City of New York
Unlimited General Obligation Bonds
Series 2004H
08-01-20	5.00	3,660,000	3,858,006

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
City of New York
Unlimited General Obligation Bonds
Sub Series 2006J-1
06-01-25	5.00	1,500,000	1,563,525
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.00	2,500,000	2,581,624
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	500,000	504,740
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.00	1,000,000	985,590
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.00	1,250,000	1,335,013
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General Resolution
Series 1993A
07-01-18	5.75	5,500,000	6,243,875
New York State Dormitory Authority
Revenue Bonds
Education
Series 2006C
12-15-31	5.00	4,250,000	4,385,872
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2003-1 (National)
07-01-23	5.00	5,000,000	5,149,800
07-01-24	5.00	2,500,000	2,566,425
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.00	750,000	753,825
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (National)
03-15-15	4.10	2,400,000	2,405,712
New York State Environmental Facilities Corporation
Revenue Bonds
New York City Municipal Water Financing Project
2nd Resolution
Series 2004
06-15-26	5.00	4,000,000	4,186,720
New York State Thruway Authority
Revenue Bonds 2nd
General Resolution
Series 2003B (FSA)
04-01-21	4.75	1,500,000	1,546,410

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
New York State Urban Development Corporation
Refunding Revenue Bonds
Service Contract
Series 2008B
01-01-29	4.75	1,500,000		1,470,165
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	500,000	(d)	431,835
12-01-23	5.00	750,000	(d)	563,235
Tobacco Settlement Financing Authority
Asset-backed Revenue Bonds
Series 2003A-1
06-01-19	5.50	2,250,000		2,392,808
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.00	1,000,000		1,015,410

Total				46,683,070

North Carolina (3.2%)
City of Charlotte
Certificate of Participation
Governmental Facilities Projects
Series 2003G
06-01-28	5.00	1,750,000		1,784,003
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.00	2,165,000		2,365,089
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.00	4,000,000		4,144,680
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2003A
01-01-10	5.50	2,375,000		2,403,999
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2003F
01-01-14	5.50	5,000,000		5,468,000
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A
01-01-11	5.50	5,125,000		5,381,250

Total				21,547,021

North Dakota (0.4%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.25	625,000		616,019
07-01-25	5.13	2,250,000		1,913,040

Total				2,529,059

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Ohio (1.2%)
Cleveland State University
Revenue Bonds
Series 2004 (National/FGIC)
06-01-24	5.25	1,500,000		1,513,035
County of Miami
Refunding & Improvement Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-21	5.25	500,000		460,825
05-15-26	5.25	1,750,000		1,520,838
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
09-01-23	4.75	2,435,000		2,482,093
Ohio State Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.75	2,300,000		2,383,352

Total				8,360,143

Oregon (0.8%)
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06-01-31	5.20	1,050,000		1,053,570
Clackamas County Hospital Facility Authority
Revenue Bonds
Legacy Health Systems
Series 2009A
07-15-35	5.50	500,000		506,425
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	1,500,000		1,542,975
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2003A
07-01-24	4.80	2,580,000		2,592,049

Total				5,695,019

Pennsylvania (1.4%)
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
Capital Appreciation
Magee-Women’s Hospital Project
Zero Coupon
Series 1992 (National/FGIC)
10-01-17	5.81	5,115,000	(b)	3,515,591
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.63	1,800,000		1,821,150

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
ACTS Retirement Communities
Series 2006B
11-15-22	5.00	2,500,000	2,336,725
Northampton County General Purpose Authority
Revenue Bonds
St. Luke’s Hospital Project
Series 2008A
08-15-28	5.38	1,000,000	917,060
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.50	700,000	713,944

Total			9,304,470

Puerto Rico (0.8%)(c)
Commonwealth of Puerto Rico
Unlimited General Obligation Refunding Bonds
Series 2004A
07-01-30	5.00	1,000,000	1,016,830
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 2003G
07-01-42	5.00	985,000	1,118,063
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-19	5.00	2,000,000	1,964,840
Puerto Rico Highway & Transportation Authority
Unrefunded Revenue Bonds
Series 2003G
07-01-42	5.00	515,000	442,097
Puerto Rico Infrastructure Financing Authority
Refunding Special Tax Bonds
Series 2005C (AMBAC)
07-01-23	5.50	1,100,000	1,083,181
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.25	20,000	22,743

Total			5,647,754

Rhode Island (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10-01-26	4.65	2,000,000	1,961,100
04-01-33	4.85	2,985,000	2,843,838

Total			4,804,938

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
South Carolina (1.2%)
Charleston Educational Excellence Finance Corporation
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.25	2,500,000		2,555,875
County of Lexington
Prerefunded Revenue Bonds
Series 2004
05-01-24	5.50	2,100,000		2,428,608
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 1991 (National/FGIC)
01-01-21	6.25	1,000,000		1,107,710
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.75	1,000,000		933,930
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.00	655,000		689,879

Total				7,716,002

Texas (7.3%)
City of Austin
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1992 (AMBAC)
11-15-10	6.51	5,055,000	(b)	4,949,097
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.25	2,000,000		2,030,480
City of San Antonio
Revenue Bonds
Series 2003 (National)
02-01-20	5.00	1,980,000		2,091,910
College Station Independent School District
Unlimited General Obligation Bonds
School Building
Series 2007 (Permanent School Fund Guarantee)
08-15-27	5.00	3,795,000		4,040,688
Duncanville Independent School District
Prerefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (Permanent School Fund Guarantee)
02-15-28	5.65	6,965,000		7,858,191
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.75	1,400,000		1,417,290
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.00	1,000,000		1,071,120

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Galena Park Independent School District
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2002 (Permanent School Fund Guarantee)
08-15-28	5.09	5,270,000	(b)	2,120,806
Harris County Health Facilities
Development Corporation
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.25	2,200,000		2,409,110
Spring Independent School District
Unlimited General Obligation Bonds
Schoolhouse
Series 2009 (Permanent School Fund Guarantee)
08-15-34	5.00	4,500,000		4,640,805
State of Texas
Unlimited General Obligation Bonds
Transportation Community-Mobility Fund
Series 2007
04-01-34	4.75	500,000		504,420
Tarrant County Cultural Education Facilities
Finance Corporation
Revenue Bonds
C C Young Memorial Home Project
Series 2007
02-15-10	4.90	400,000		398,032
Tarrant County Cultural Education Facilities
Finance Corporation
Revenue Bonds
Educational Facilities
Series 2008
08-15-31	5.50	7,000,000		7,108,570
Texas A&M University
Revenue Bonds
Financing System
Series 2009A
05-15-25	5.00	2,500,000		2,738,500
05-15-26	5.00	2,500,000		2,722,400
Wilson County Memorial Hospital District
Limited General Obligation Bonds
Series 2003 (National)
02-15-28	5.13	3,000,000		2,651,310

Total				48,752,729

Virginia (1.4%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.13	1,800,000		1,821,816
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2005
06-01-26	5.50	1,300,000		1,452,958
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2005
06-01-37	5.63	2,000,000		2,344,760

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Virginia Public School Authority
Revenue Bonds
School Financing
Series 2001A
08-01-16	5.00	3,300,000		3,485,361

Total				9,104,895

Washington (4.3%)
City of Seattle
Improvement & Refunding Revenue Bonds
Series 2001 (FSA)
03-01-26	5.13	3,415,000		3,452,224
County of Yakima
Limited General Obligation Bonds
Series 2002 (AMBAC)
12-01-21	5.00	2,425,000		2,608,936
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.00	2,900,000		3,125,562
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-27	5.00	4,000,000		4,197,960
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.00	2,500,000		2,680,525
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.50	2,930,000		3,018,047
Washington Public Power Supply System
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1989B (National)
07-01-13	6.61	10,360,000	(b)	9,512,033

Total				28,595,287

Wisconsin (3.6%)
Badger Tobacco Asset Securitization Corporation
Asset-backed Revenue Bonds
Series 2002
06-01-27	6.13	795,000		871,415
Badger Tobacco Asset Securitization Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2002
06-01-32	6.38	1,000,000		1,125,830
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.75	3,000,000		3,269,010

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-25	5.13	4,310,000	3,661,948
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College Wisconsin
Series 2008A
12-01-35	5.25	3,600,000	3,357,324
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Ministry Health
Series 2004 (FSA)
08-01-31	5.00	1,000,000	972,700
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Prohealth Care Obligation Group
Series 2009
02-15-39	6.63	5,300,000	5,520,692
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-38	5.75	6,000,000	5,535,059

Total			24,313,978

Total Municipal Bonds
(Cost: $635,609,730)			$659,017,102

Municipal Notes (1.0%)

		Amount
	Effective	payable at
Issue(e,f,g)	yield	maturity	Value(a)
Illinois (—%)
Illinois Finance Authority
Revenue Bonds
Provena Health
V.R.D.N. Series 2009B (JPMorgan Chase Bank)
08-15-44	0.13%	$300,000	$300,000

Massachusetts (0.1%)
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Consolidated Loan
V.R.D.N. Series 2006B (Bank of America)
03-01-26	0.15	700,000	700,000

New York (0.1%)
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Sub Series 2005E-2 (Bank of America)
08-01-34	0.12	1,000,000	1,000,000

Tennessee (0.8%)
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006 (Bank of America)
02-01-36	0.14	4,440,000	4,440,000

Total Municipal Notes
(Cost: $6,440,000)			$6,440,000

Total Investments in Securities
(Cost: $642,049,730)(j)			$665,457,102

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2009.

(b)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.8% of net assets at Aug. 31, 2009.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $995,070 or 0.1% of net assets.

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(f)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(g)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(i)	At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $495,350.

(j)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $642,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,688,000
Unrealized depreciation	(11,281,000)

Net unrealized appreciation	$23,407,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$659,017,102	$—	$659,017,102

Total Bonds	—	659,017,102	—	659,017,102

Other
Municipal Notes	—	6,440,000	—	6,440,000

Total Other	—	6,440,000	—	6,440,000

Total	$—	$665,457,102	$—	$665,457,102

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      RiverSource Tax-Exempt Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	October 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	October 29, 2009